Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets
Beginning balance	$ 3,601
Ending balance	2,884	$ 3,601
Amortization expense	233	237	$ 237
Goodwill
Reconciliation of changes in intangible assets
Beginning balance	1,970
Ending balance	1,624	1,970
Goodwill | Glass Packaging North America
Reconciliation of changes in intangible assets
Impairment		(186)
Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	1,483
Ending balance	1,203	1,483
Technology and other
Reconciliation of changes in intangible assets
Beginning balance	102
Ending balance	33	102
Computer software
Reconciliation of changes in intangible assets
Beginning balance	46
Ending balance	24	46
Cost
Reconciliation of changes in intangible assets
Beginning balance	4,635	4,895
Additions	25	37
Disposal of Food & Specialty	(678)
Disposals	(1)
Impairment		(186)
Exchange	(37)	(111)
Ending balance	3,944	4,635	4,895
Cost | Goodwill
Reconciliation of changes in intangible assets
Beginning balance	1,970	2,201
Disposal of Food & Specialty	(328)
Impairment		(186)
Exchange	(18)	(45)
Ending balance	1,624	1,970	2,201
Cost | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	2,300	2,355
Disposal of Food & Specialty	(203)
Exchange	(14)	(55)
Ending balance	2,083	2,300	2,355
Cost | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	255	251
Additions	12	12
Disposal of Food & Specialty	(103)
Transfers	(11)
Exchange	(3)	(8)
Ending balance	150	255	251
Cost | Computer software
Reconciliation of changes in intangible assets
Beginning balance	110	88
Additions	13	25
Disposal of Food & Specialty	(44)
Disposals	(1)
Transfers	11
Exchange	(2)	(3)
Ending balance	87	110	88
Amortization
Reconciliation of changes in intangible assets
Beginning balance	(1,034)	(791)
Charge for the year	(249)	(265)
Disposal of Food & Specialty	212
Disposals	1
Exchange	10	22
Ending balance	(1,060)	(1,034)	(791)
Amortization | Customer relationships
Reconciliation of changes in intangible assets
Beginning balance	(817)	(607)
Charge for the year	(214)	(227)
Disposal of Food & Specialty	146
Exchange	5	17
Ending balance	(880)	(817)	(607)
Amortization | Technology and other
Reconciliation of changes in intangible assets
Beginning balance	(153)	(126)
Charge for the year	(27)	(30)
Disposal of Food & Specialty	60
Exchange	3	3
Ending balance	(117)	(153)	(126)
Amortization | Computer software
Reconciliation of changes in intangible assets
Beginning balance	(64)	(58)
Charge for the year	(8)	(8)
Disposal of Food & Specialty	6
Disposals	1
Exchange	2	2
Ending balance	(63)	(64)	(58)
Discontinued operations
Reconciliation of changes in intangible assets
Amortization expense	16	28	$ 27
Aggregate continuing and discontinued operations
Reconciliation of changes in intangible assets
Beginning balance	3,601
Ending balance	$ 2,884	$ 3,601